Stockholders' equity	12 Months Ended
Dec. 31, 2025
Stockholders' equity
Stockholders' equity

Note 28.Stockholders’ equity

Stockholders’ equity consisted of the following:

WISeKey International Holding Ltd	As at December 31, 2025		As at December 31, 2024
	Class A	Class B	Class A	Class B
Share Capital	Shares	Shares	Shares	Shares
Par value per share (in CHF)	0.01	0.10	0.01	0.10
Share capital (in USD)	16,007	439,712	16,007	359,485
Per Articles of association and Swiss capital categories
Conditional Share Capital - Total number of conditional shares(1)	400,000	2,080,317	400,000	1,210,590
Total number of fully paid-in shares	1,600,880	4,080,546	1,600,880	3,365,560
Per US GAAP
Total number of authorized shares	2,000,880	8,281,180	2,000,880	6,194,267
Total number of fully paid-in issued shares(1)	1,600,880	4,080,546	1,600,880	3,365,560
Total number of fully paid-in outstanding shares(1)	1,600,880	4,024,038	1,600,880	3,309,052
Par value per share (in CHF)	0.01	0.10	0.01	0.10
Share capital (in USD)	16,007	439,712	16,007	359,485
Total share capital (in USD)	455,719		375,492
Treasury Share Capital
Total number of fully paid-in shares held as treasury shares	—	56,508	—	56,508
Treasury share capital (in USD)	—	501,644	—	501,644
Total treasury share capital (in USD)	—	501,644	—	501,644

(1) Conversions of conditional capital that were not registered with the commercial register as of December 31, 2025 and 2024, respectively, are not deducted from the total number of conditional shares, i.e. the number shown is as if the issues had not taken place.

Treasury Shares

In the years to December 31, 2025 and 2024 respectively, WISeKey did not purchase any treasury shares and sold a total of nil and 65,545 treasury shares at an average sale price of USD nil and USD 2.97 per share.

Share buyback program

On July 9, 2019, the Group started a share buyback program on the SIX Swiss Exchange to buy back Class B Shares up to a maximum 10% of the share capital and 5.35% of the voting rights. In compliance with Swiss Law, at no time will the group hold more than 10% of its own registered shares. The share buyback program ended on July 8, 2022.

As at December 31, 2025, WISeKey’s treasury share balance included 8,347 Class B Shares purchased through the share buyback program.

Voting rights

The Company has two classes of registered shares outstanding: Class A Shares and Class B Shares. Each Class A Share and each Class B Share entitles the holder to one vote at general meetings of shareholders. The Class A Shares have a nominal value of CHF 0.01 per share and the Class B Shares have a nominal value of CHF 0.10 per share. However, both classes have identical voting rights on a per-share basis, namely one (1) vote per share.

Shareholder resolutions, including the election of members of the board of directors, are generally adopted by the affirmative vote of a majority of the votes represented at a general meeting of shareholders, unless a higher voting threshold is required by Swiss law or the Company’s Articles of Association.

Both classes of shares confer equal rights to dividends and to distributions upon liquidation of the Company, proportionate to their respective nominal values. Only shareholders recorded in the Company’s share register as of the applicable record date are entitled to vote at a general meeting of shareholders.

Any acquirer of Shares who is not registered in the share register as a shareholder with voting rights may not vote at or participate in any General Meeting but will still be entitled to dividends and other rights with financial value with respect to such Shares.

Transfer Restrictions and Conversion Rights

Holders of Class A Shares have entered into shareholder agreements with the Company under which transfers of Class A Shares are restricted. Such holders may not (i) directly or indirectly offer, sell, transfer or grant any option or contract to purchase, purchase any option or contract to sell, grant instruction rights with respect to or otherwise dispose of, or (ii) solicit any offers to purchase, otherwise acquire or be entitled to, any of his/her/its Class A Shares or any right associated therewith (collectively a “Transfer”), except if such Transfer constitutes a “Permitted Transfer”, as defined hereafter. A Permitted Transfer is defined as a Transfer by a holder of Class A Share to his/her spouse or immediate family member (or a trust related to such immediate family member) or a third party for reasonable estate planning purposes, the transfer to an affiliate, or any transfer following conversion of his/her/its Class A Shares into Class B Shares. Each holder of a Class A Share has the right to request that, at WISeKey’s annual General Meeting, an item be included on the agenda according to which Class A Shares are, at the discretion of each holder of Class A Shares, converted into Class B Shares.